CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Total face value	$ 5,950,000	$ 6,050,000	$ 167,550
Less unamortized discount	0	(2,113,815)	(9,354)
Carrying value	5,950,000	3,936,185	158,196
Convertible notes payable issued January 5, 2021
Total face value		6,050,000	25,000
Convertible notes payable issued January 11, 2021
Total face value		0	142,550
Convertible notes payable issued August 9, 2021
Total face value		0	0
Convertible notes payable issued August 10, 2021
Total face value		0	0
Convertible notes payable issued October 27, 2021
Total face value	$ 5,950,000	$ 6,050,000	$ 0